Allowance for Probable Loan Losses (Details 2) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Loan loss allowances, impaired financing receivable, evaluated individually or collectively
Loans individually evaluated for impairment, Recorded Investment	$ 136,305	$ 125,200
Loans individually evaluated for impairment, Allowance	27,252	12,171
Loans collectively evaluated for impairment, Recorded Investment	4,917,170	5,284,803
Loans collectively evaluated for impairment, Allowance	56,940	72,311
Commercial
Loan loss allowances, impaired financing receivable, evaluated individually or collectively
Loans individually evaluated for impairment, Recorded Investment	27,603	23,426
Loans individually evaluated for impairment, Allowance	14,402	8,138
Loans collectively evaluated for impairment, Recorded Investment	746,213	807,098
Loans collectively evaluated for impairment, Allowance	12,215	13,908
Commercial real estate: other construction and land development
Loan loss allowances, impaired financing receivable, evaluated individually or collectively
Loans individually evaluated for impairment, Recorded Investment	60,428	77,207
Loans individually evaluated for impairment, Allowance	3,073	592
Loans collectively evaluated for impairment, Recorded Investment	1,212,961	1,396,264
Loans collectively evaluated for impairment, Allowance	16,867	26,103
Commercial real estate: farmland and commercial
Loan loss allowances, impaired financing receivable, evaluated individually or collectively
Loans individually evaluated for impairment, Recorded Investment	42,231	21,844
Loans individually evaluated for impairment, Allowance	9,754	3,441
Loans collectively evaluated for impairment, Recorded Investment	1,622,456	1,666,719
Loans collectively evaluated for impairment, Allowance	14,473	12,899
Commercial real estate: multifamily
Loan loss allowances, impaired financing receivable, evaluated individually or collectively
Loans individually evaluated for impairment, Recorded Investment	411	473
Loans collectively evaluated for impairment, Recorded Investment	121,188	96,318
Loans collectively evaluated for impairment, Allowance	1,003	53
Residential: first lien
Loan loss allowances, impaired financing receivable, evaluated individually or collectively
Loans individually evaluated for impairment, Recorded Investment	2,290	2,015
Loans individually evaluated for impairment, Allowance	23
Loans collectively evaluated for impairment, Recorded Investment	493,432	531,440
Loans collectively evaluated for impairment, Allowance	4,539	10,059
Residential: junior lien
Loan loss allowances, impaired financing receivable, evaluated individually or collectively
Loans individually evaluated for impairment, Recorded Investment	1,962	199
Loans collectively evaluated for impairment, Recorded Investment	398,186	415,328
Loans collectively evaluated for impairment, Allowance	4,760	2,611
Consumer
Loan loss allowances, impaired financing receivable, evaluated individually or collectively
Loans individually evaluated for impairment, Recorded Investment	1,334	29
Loans collectively evaluated for impairment, Recorded Investment	92,775	126,018
Loans collectively evaluated for impairment, Allowance	1,724	6,241
Foreign
Loan loss allowances, impaired financing receivable, evaluated individually or collectively
Loans individually evaluated for impairment, Recorded Investment	46	7
Loans collectively evaluated for impairment, Recorded Investment	229,959	245,618
Loans collectively evaluated for impairment, Allowance	$ 1,359	$ 437